Schedule I - Condensed Parent Only Financial Information - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Investment in subsidiaries	$ 115,624	$ 111,663
Total assets	5,777,492	6,012,683
Equity attributable to stockholders of Advantage Solutions Inc.
Common stock value	32	20
Additional paid-incapital	3,356,417	2,337,471
Accumulated deficit	(907,738)	(745,295)
Loans to Karman Topco L.P.	6,316	6,244
Accumulated other comprehensive income (loss)	674	(8,153)
Total equity attributable to stockholders of Advantage Solutions Inc.	2,443,069	1,577,799
Total liabilities and stockholders' equity	5,777,492	6,012,683
Parent Company
ASSETS
Investment in subsidiaries	2,443,067	1,577,799
Total assets	2,443,067	1,577,799
Equity attributable to stockholders of Advantage Solutions Inc.
Common stock value	31	23
Additional paid-incapital	3,356,417	2,337,468
Accumulated deficit	(907,734)	(745,295)
Loans to Karman Topco L.P.	(6,316)	(6,244)
Accumulated other comprehensive income (loss)	669	(8,153)
Total equity attributable to stockholders of Advantage Solutions Inc.	2,443,067	1,577,799
Total liabilities and stockholders' equity	$ 2,443,067	$ 1,577,799